As filed with the Securities and Exchange Commission on January 27, 2006
                                             1933 Act Registration No. 333-92298
                                             1940 Act Registration No. 811-08441
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 7 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 56 /X/

               Lincoln Life & Annuity Variable Annuity Account H
                           (Exact Name of Registrant)

                    American Legacy Shareholder's Advantage

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/  immediately upon filing pursuant to paragraph (b) of Rule 485

/ /  on _______________, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on _____________________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   Lincoln Life & Annuity Company of New York

                Lincoln Life & Annuity Variable Annuity Account H
                     American Legacy Shareholder's Advantage

         Supplement to the Prospectus dated May 1, 2005 As supplemented
             August 19, 2005, October 20, 2005, and October 27, 2005


This Supplement is applicable to contractowners of The American Legacy and American Legacy II Variable Annuity Contracts (together, "Legacy") who may elect to exchange their Legacy contract for an American Legacy Shareholder's Advantage ("Shareholder's Advantage") variable annuity contract offered through Lincoln Life & Annuity Variable Annuity Account H. In order to qualify for this offer, the contract value in your Legacy contract must be at least $200,000, your Legacy contract must not be subject to surrender charges (in other words, you must not have made a purchase payment in the last seven years), and the contractowner and annuitant must be under age 81.

Fees and Charges. If you choose to purchase the Shareholder's Advantage contract, the charges and features, including the sales charges, of this annuity contract are described in the Shareholder's Advantage prospectus. The charts below provide a brief comparison of those fees and charges that differ between the Legacy and Shareholder's Advantage contracts. You should refer to the Legacy and Shareholder's Advantage prospectuses for a complete explanation of the fees and charges.

----------------------------------------------------------------------------------------------------------------------
                                   Comparison
----------------------------------------------------------------------------------------------------------------------
           Fees and Charges                        Legacy I                       Shareholder's Advantage
---------------------------------------- ----------------------------- -----------------------------------------------
Maximum Surrender Charge                              0%                                    N/A
---------------------------------------- ----------------------------- ----------------------- -----------------------
Maximum Sales Charge (as a percentage                N/A                 Owner's Investment         Sales Charge
                                                                         ------------------         ------------
of gross purchase payments) If you                                     Under $25,000                   5.75%
exchange your contract, the contract                                   $25,000-$49,999                 5.00%
value from your Legacy contract will                                   $50,000-$99,999                 4.50%
be treated as a gross purchase payment.                                $100,000-$249,999               3.50%
                                                                       $250,000-$499,999               2.50%
                                                                       $500,000-$749,999               2.00%
                                                                       $750,000-$999,999               1.50%
                                                                       $1,000,000 or greater           1.00%
---------------------------------------- ----------------------------- ----------------------- -----------------------
Annual Contract Fee                                  $35                                   $20(1)
---------------------------------------- ----------------------------- -----------------------------------------------
Mortality & Expense Risk (as a                     1.40%(2)                               0.80%(3)
percentage of average daily net assets
in the subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
Administrative Charge (as a percentage               N/A                                   0.10%
of average daily net assets in the
subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
12b-1 fees (assessed by the underlying               N/A                                   0.25%
funds as percentage of fund assets)
---------------------------------------- ----------------------------- -----------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                   Comparison
----------------------------------------------------------------------------------------------------------------------
           Fees and Charges                       Legacy II                       Shareholder's Advantage
---------------------------------------- ----------------------------- -----------------------------------------------
Maximum Surrender Charge                              0%                                    N/A
---------------------------------------- ----------------------------- ----------------------- -----------------------
Maximum Sales Charge (as a percentage                N/A                 Owner's Investment         Sales Charge
                                                                         ------------------         ------------
of gross purchase payments) If you                                     Under $25,000                   5.75%
exchange your contract, the contract                                   $25,000-$49,999                 5.00%
value from your Legacy contract will                                   $50,000-$99,999                 4.50%
be treated as a gross purchase payment.                                $100,000-$249,999               3.50%
                                                                       $250,000-$499,999               2.50%
                                                                       $500,000-$749,999               2.00%
                                                                       $750,000-$999,999               1.50%
                                                                       $1,000,000 or greater           1.00%
---------------------------------------- ----------------------------- ----------------------- -----------------------
Annual Contract Fee                                  $35                                   $20(1)
---------------------------------------- ----------------------------- -----------------------------------------------
Mortality & Expense Risk (as a                     1.40%(2)                               0.80%(3)
percentage of average daily net assets
in the subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
Administrative Charge (as a percentage              0.10%                                  0.10%
of average daily net assets in the
subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
12b-1 fees (assessed by the underlying               N/A                                   0.25%
funds as percentage of fund assets)
---------------------------------------- ----------------------------- -----------------------------------------------

(1)We waive the annual contract fee if your contract value is $50,000 or more at the end of the year. We also waive the contract fee after the fifteenth contract year.
(2)Assuming the Enhanced Guaranteed Minimum Death Benefit is in effect. If the Guaranteed Minimum Death Benefit is in effect, the mortality & expense risk charge is 1.25%.
(3)Assuming the Enhanced Guaranteed Minimum Death Benefit is in effect. If the Guarantee of Principal Death Benefit is in effect, the mortality & expense risk charge is 0.65%. If the Account Value Death Benefit is in effect, the mortality & expense risk charge is 0.55%

An exchange is suitable only for contractowners who expect to hold their contracts as long term investments. The exchange will be made on the basis of relative net asset values of the contracts to be exchanged except for the following sales charge. At the time of your exchange into Shareholder's Advantage, we will impose a sales charge as set forth in the above table on the contract value from your Legacy contract. Since you must have a contract value of at least $200,000 to participate in the exchange, the sales charge on the exchanged contract value will not exceed 3.5%. If your Legacy contract value is $250,000 or greater, your sales charge may be less than 3.5%.

We will also assess a sales charge on each additional gross purchase payment you make (as a percentage of that purchase payment) under the Shareholder's Advantage contract in accordance with the above table. See also the Shareholder's Advantage contract. In no event will the sales load exceed 9% of the total purchase payments made to the Shareholder's Advantage contract.

You should only exchange your Legacy contract if you will hold the Shareholder's Advantage long enough that the additional sales charge(s) and 12b-1 fees assessed under Shareholder's Advantage will be outweighed by the other benefits of Shareholder's Advantage (such as a lower mortality & expense risk fee than the Legacy contract).

Death Benefits. It is important to understand that Shareholder's Advantage death benefit provisions are different than the Legacy death benefit provisions. The death benefits may be received by different people under the two types of contracts and the death benefits may be calculated in a different method. If a potential death benefit in excess of the contract value exists on the Legacy contract, it will not carry over to the Shareholder's Advantage contract. Please study your Legacy contract and the Shareholder's Advantage contract and discuss the death benefits with your registered representative to make sure Shareholder's Advantage is suitable for you, given your planning and investment needs, financial status and retirement goals. Make sure that you understand the different options and the potential death benefit value in your Legacy contract prior to exchanging. Under certain circumstances, it is possible that the potential death benefit value in your Legacy contract may be greater than it would be under the Shareholder's Advantage contract.

Fixed Account. There are also important differences between the fixed accounts of the Legacy contracts and the Shareholder's Advantage contract. The Shareholder's Advantage contract has a guaranteed minimum interest rate of 2.0% for contract value in the fixed account during the first six years that you own your contract, and 3.0% beginning in year seven; whereas the Legacy contracts have a guaranteed minimum interest rate of 4.0% (this rate decreases to 3.5% after the tenth contract year). In addition, under the Shareholder's Advantage contract, an interest adjustment may apply to surrenders, withdrawals, and transfers from the fixed account. There is no interest adjustment under the Legacy contracts.

Joint Owners. Under Shareholder's Advantage, only one joint owner is allowed. If you have multiple joint owners under your Legacy contract, you should consult with your tax adviser to understand the implications of changing from Legacy to Shareholder's Advantage.

Cancellation of Exchange. You may cancel the Shareholder's Advantage contract for any reason within within the free-look period after you receive the contract in accordance with the terms of the Return privilege discussed in the Shareholder's Advantage prospectus. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period. Upon cancellation, the contract value (or gross purchase payments in some states) will be returned to the Legacy contract you previously owned. We also will return the sales charge we deducted at the time of exchange.

The Shareholder's Advantage prospectus contains additional information about the Shareholder's Advantage variable annuity. We encourage you to read the Shareholder's Advantage prospectus prior to making a final decision to exchange your Legacy contract into a Shareholder's Advantage contract. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. This exchange offer is not intended for all owners and in certain circumstances may not be in your best interest. If you have any questions or are interested in exchanging your Legacy contract pursuant to the terms outlined in this Supplement, please contact your registered representative.



  Please keep this Supplement with your Shareholder's Advantage prospectus and retain it for future reference.

                   Lincoln Life & Annuity Company of New York

                Lincoln Life & Annuity Variable Annuity Account H

                     American Legacy Shareholder's Advantage

   Supplement effective February 8, 2006 to the Prospectus dated May 1, 2005,
     As supplemented August 19, 2005, October 20, 2005, and October 27, 2005


     This supplement outlines a means by which owners of the American Legacy Shareholder's Advantage variable annuity may qualify for a reduced sales charge that is applied to the gross purchase payments they make to their contracts.

     The following paragraph is added as the final paragraph to the discussion under Charges and other deductions - Sales Charge on page 12 of your Shareholder's Advantage prospectus.

        You might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of purchase payments you intend to make in the thirteen months from the date you purchase your contract.
        On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months, if it is less than the sales charge based on your initial purchase payment. The sales charges are set forth in your prospectus. If you do not make the amount of purchase payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of purchase payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionally from your contract value during the fourteenth month. If you make a subsequent purchase payment, we may also accept a Letter of Intent for another thirteen month period. We reserve to right to discontinue this option at any time.


               Please retain this supplement for future reference.

                                     PART A

The prospectus for the American Legacy Shareholder's Advantage variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

Supplement to the prospectus for the American Legacy Shareholder's Advantage variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-92298) filed on August 19, 2005.

Supplements to the prospectus for the American Legacy Shareholder's Advantage variable annuity contracts are incorporated herein by reference to 497 Filings (File No. 333-92298) filed on October 20, 2005 and October 27, 2005.


                                     PART B

The Statement of Additional Information for the American Legacy Shareholder's Advantage variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

Lincoln Life & Annuity Variable Annuity Account H

Statement of assets and liabilities

September 30, 2005 (unaudited)


                                                                                                       Mortality &
                                                                                                       Expense
                                                                                                       Guarantee
                                                                                                       Charges
                                                                Contract                  Contract     Payable to
                                                                Purchases                 Redemptions  Lincoln
                                                                Due from                  Due to       Life &
                                                                Lincoln Life              Lincoln Life Annuity
                                                                & Annuity                 & Annuity    Company
                                                                Company of                Company of   of New
Subaccount                                          Investments New York     Total Assets New York     York        Net Assets
------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2             $60,512,528   $358,395   $60,870,923    $     --     $2,367    $60,868,556
American Funds Blue Chip Income & Growth Class 2     41,324,015     41,200    41,365,215          --      1,634     41,363,581
American Funds Bond Class 2                          24,518,967     12,171    24,531,138          --        947     24,530,191
American Funds Cash Management Class 2                3,413,600         --     3,413,600     698,619        143      2,714,838
American Funds Global Discovery Class 2               2,650,209     10,382     2,660,591          --        105      2,660,486
American Funds Global Growth Class 2                 19,555,540     34,047    19,589,587          --        765     19,588,822
American Funds Global Small Capitalization Class 2   15,004,053    115,111    15,119,164          --        602     15,118,562
American Funds Growth Class 2                        61,586,950    141,513    61,728,463          --      2,444     61,726,019
American Funds Growth-Income Class 2                 92,905,187    192,519    93,097,706          --      3,641     93,094,065
American Funds High-Income Bond Class 2              11,508,594     25,544    11,534,138          --        456     11,533,682
American Funds International Class 2                 22,652,498    109,979    22,762,477          --        905     22,761,572
American Funds New World Class 2                      7,770,510         --     7,770,510         109        311      7,770,090
American Funds U.S. Government/AAA-Rated Securities
 Class 2                                              9,787,100         --     9,787,100       1,232        389      9,785,479

See accompanying notes (unaudited).

Lincoln Life & Annuity Variable Annuity Account H

Statement of operations

Nine Months Ended September 30, 2005 (unaudited)


                                                            Dividends  Mortality and Net
                                                            from       Expense       Investment
                                                            Investment Guarantee     Income
Subaccount                                                  Income     Charges       (Loss)
-----------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                      $224,518    $(499,931)  $(275,413)
American Funds Blue Chip Income & Growth Class 2              352,887     (361,334)     (8,447)
American Funds Bond Class 2                                   807,284     (210,283)    597,001
American Funds Cash Management Class 2                         18,852      (25,240)     (6,388)
American Funds Global Discovery Class 2                           627      (21,094)    (20,467)
American Funds Global Growth Class 2                          109,066     (157,126)    (48,060)
American Funds Global Small Capitalization Class 2            119,505     (124,984)     (5,479)
American Funds Growth Class 2                                 129,519     (524,417)   (394,898)
American Funds Growth-Income Class 2                          238,903     (832,445)   (593,542)
American Funds High-Income Bond Class 2                       599,112     (106,139)    492,973
American Funds International Class 2                           39,805     (180,518)   (140,713)
American Funds New World Class 2                               73,549      (60,108)     13,441
American Funds U.S. Government/AAA-Rated Securities Class 2   344,221      (93,913)    250,308

See accompanying notes (unaudited).

                                               Net Change in
                 Dividends from Total          Unrealized      Net Increase
  Net Realized   Net Realized   Net Realized   Appreciation or in Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
     $111,114       $     --       $111,114      $2,812,337      $2,648,038
      140,967             --        140,967         852,870         985,390
       14,294             --         14,294        (590,558)         20,737
        9,781             --          9,781          15,698          19,091
       16,290          2,091         18,381          70,487          68,401
      104,087             --        104,087       1,259,886       1,315,913
       65,077             --         65,077       1,866,618       1,926,216
      136,766             --        136,766       4,832,631       4,574,499
      169,020        334,910        503,930       1,807,744       1,718,132
       16,598             --         16,598        (469,337)         40,234
       79,011             --         79,011       2,234,982       2,173,280
       39,627             --         39,627         877,594         930,662
       (8,259)            --         (8,259)       (185,459)         56,590

Lincoln Life & Annuity Variable Annuity Account H

Statement of changes in net assets

Nine Months Ended September 30, 2005 (unaudited)

                                                                                      American
                                                                         American     Funds Blue                 American
                                                                         Funds Asset  Chip Income   American     Funds Cash
                                                                         Allocation   & Growth      Funds Bond   Management
                                                                         Class 2      Class 2       Class 2      Class 2
                                                                         Subaccount   Subaccount    Subaccount   Subaccount
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                                            $36,988,474   $27,745,816  $16,146,705  $ 1,850,941
Changes From Operations:
.. Net investment income (loss)                                              (275,413)       (8,447)     597,001       (6,388)
.. Net realized gain (loss) on investments                                    111,114       140,967       14,294        9,781
.. Net change in unrealized appreciation or depreciation on investments     2,812,337       852,870     (590,558)      15,698
                                                                         -----------   -----------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       2,648,038       985,390       20,737       19,091
Change From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                     18,333,167    11,942,135    7,047,038    3,813,040
..  Contract withdrawals                                                   (1,259,034)     (888,763)    (674,769)    (130,383)
..  Contract transfers                                                      4,157,911     1,579,003    1,990,480   (2,837,851)
                                                                         -----------   -----------  -----------  -----------
                                                                          21,232,044    12,632,375    8,362,749      844,806
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS               21,232,044    12,632,375    8,362,749      844,806
                                                                         -----------   -----------  -----------  -----------
TOTAL INCREASE IN NET ASSETS                                              23,880,082    13,617,765    8,383,486      863,897
                                                                         -----------   -----------  -----------  -----------
NET ASSETS AT SEPTEMBER 30, 2005                                         $60,868,556   $41,363,581  $24,530,191  $ 2,714,838
                                                                         ===========   ===========  ===========  ===========

                                                                                                                 American
                                                                                                                 Funds U.S.
                                                                         American     American      American     Government/
                                                                         Funds        Funds         Funds New    AAA-Rated
                                                                         High-Income  International World        Securities
                                                                         Bond Class 2 Class 2       Class 2      Class 2
                                                                         Subaccount   Subaccount    Subaccount   Subaccount
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2005                                            $ 8,316,163   $12,280,730  $ 3,635,329  $ 7,591,908
Changes From Operations:
.. Net investment income (loss)                                               492,973      (140,713)      13,441      250,308
.. Net realized gain (loss) on investments                                     16,598        79,011       39,627       (8,259)
.. Net change in unrealized appreciation or depreciation on investments      (469,337)    2,234,982      877,594     (185,459)
                                                                         -----------   -----------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          40,234     2,173,280      930,662       56,590
Change From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      2,888,849     7,572,138    2,950,771    2,451,609
..  Contract withdrawals                                                     (388,208)     (395,117)     (74,197)    (436,633)
..  Contract transfers                                                        676,644     1,130,541      327,525      122,005
                                                                         -----------   -----------  -----------  -----------
                                                                           3,177,285     8,307,562    3,204,099    2,136,981
NET INCREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                3,177,285     8,307,562    3,204,099    2,136,981
                                                                         -----------   -----------  -----------  -----------
TOTAL INCREASE IN NET ASSETS                                               3,217,519    10,480,842    4,134,761    2,193,571
                                                                         -----------   -----------  -----------  -----------
NET ASSETS AT SEPTEMBER 30, 2005                                         $11,533,682   $22,761,572  $ 7,770,090  $ 9,785,479
                                                                         ===========   ===========  ===========  ===========

See accompanying notes (unaudited).

       American    American     American
       Funds       Funds        Funds Global   American     American
       Global      Global       Small          Funds        Funds
       Discovery   Growth       Capitalization Growth       Growth-Income
       Class 2     Class 2      Class 2        Class 2      Class 2
       Subaccount  Subaccount   Subaccount     Subaccount   Subaccount
       ------------------------------------------------------------------
       $1,467,993  $11,959,282   $ 8,608,342   $39,526,909   $66,243,802
          (20,467)     (48,060)       (5,479)     (394,898)     (593,542)
           18,381      104,087        65,077       136,766       503,930
           70,487    1,259,886     1,866,618     4,832,631     1,807,744
       ----------  -----------   -----------   -----------   -----------
           68,401    1,315,913     1,926,216     4,574,499     1,718,132
        1,161,541    5,476,138     4,023,271    16,730,882    23,809,796
          (67,960)    (245,828)     (273,681)   (1,033,468)   (2,052,909)
           30,511    1,083,317       834,414     1,927,197     3,375,244
       ----------  -----------   -----------   -----------   -----------
        1,124,092    6,313,627     4,584,004    17,624,611    25,132,131
        1,124,092    6,313,627     4,584,004    17,624,611    25,132,131
       ----------  -----------   -----------   -----------   -----------
        1,192,493    7,629,540     6,510,220    22,199,110    26,850,263
       ----------  -----------   -----------   -----------   -----------
       $2,660,486  $19,588,822   $15,118,562   $61,726,019   $93,094,065
       ==========  ===========   ===========   ===========   ===========

Lincoln Life & Annuity Variable Annuity Account H

Notes to financial statements (unaudited)

September 30, 2005

1. Accounting Policies and Variable Account Information
The Variable Account: Lincoln Life & Annuity Variable Annuity Account H (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of five products, each offering a guaranteed minimum death benefit (GMDB) rider option. The available contracts are as follows:
  Legacy III
  Legacy III C-Share
  Legacy III L-Share
  Legacy III Plus
  Shareholder's Advantage

Legacy III and Legacy III C-Share contracts became available to clients of the Company on June 1, 2000. Legacy III L-Share contracts became available to clients of the Company on September 19, 2001. Legacy III Plus and Shareholder's Advantage contracts became available to clients of the Company on October 14, 2002.

The assets of the Variable Account are owned by the Company. The Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts. In the opinion of the management, these statements include all normal recurring adjustments necessary for a fair presentation of the results. These financial statements should be read in conjunction with the most recent audited financial statements and the accompanying notes included in this registration statement.

Operating results for the nine months ended September 30, 2005 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2005.

Lincoln Life & Annuity Variable Annuity Account H

2. Condensed Financial Information


A summary of the fee rates, unit values, units outstanding and net assets for variable annuity contracts as of and for the nine months ended September 30, 2005 follows.

The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                        Minimum Maximum Minimum  Maximum
                                                        Fee     Fee     Unit     Unit     Units
Subaccount                                         Year Rate(1) Rate(1) Value(2) Value(2) Outstanding   Net Assets
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2            2005  0.60%   2.45%   $1.20    $12.73  45,051,177    $60,868,556
American Funds Blue Chip Income & Growth
 Class 2                                           2005  0.60%   2.45%    1.01     13.52  34,109,101     41,363,581
American Funds Bond Class 2                        2005  0.60%   2.15%    1.18      1.31  18,547,074     24,530,191
American Funds Cash Management Class 2             2005  0.60%   1.85%    0.98      9.84   2,348,240      2,714,838
American Funds Global Discovery Class 2            2005  0.60%   2.15%    1.06      1.53   2,015,276      2,660,486
American Funds Global Growth Class 2               2005  0.60%   2.65%    0.84      1.67  17,347,068     19,588,822
American Funds Global Small Capitalization Class 2 2005  0.60%   2.15%    1.01      2.15  10,331,809     15,118,562
American Funds Growth Class 2                      2005  0.60%   2.65%    0.87     14.71  51,103,812     61,726,019
American Funds Growth-Income Class 2               2005  0.60%   2.65%    1.21     13.48  65,989,449     93,094,065
American Funds High-Income Bond Class 2            2005  0.60%   2.15%    1.34     12.02   7,812,017     11,533,682
American Funds International Class 2               2005  0.60%   2.65%    0.80      1.84  20,003,533     22,761,572
American Funds New World Class 2                   2005  0.60%   1.95%    1.34      1.97   4,662,014      7,770,090
American Funds U.S. Government/AAA-Rated
 Securities Class 2                                2005  0.60%   1.95%    1.04     10.06   7,806,565      9,785,479

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(2) As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

                  Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                    September 30, December 31,
                                                                        2005          2004
                                                                    ------------- ------------
                                                                          (000s omitted)
                                                                    -------------------------
                                                                     (Unaudited)
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2005 -- $2,001,016; $ 2004 -- $1,958,675)   $2,065,999    $2,065,144
--------------------------------------------------------------------
   Equity (cost: $2,515)                                                  2,615         2,760
--------------------------------------------------------------------
 Mortgage loans on real estate                                          186,162       168,765
--------------------------------------------------------------------
 Policy loans                                                           154,976       157,975
--------------------------------------------------------------------
 Other investments                                                        1,965         2,047
------------------------------------------------------------------   ----------    ----------
Total Investments                                                     2,411,717     2,396,691
--------------------------------------------------------------------
Cash and invested cash                                                    7,492        49,757
--------------------------------------------------------------------
Deferred acquisition costs                                              123,823        81,980
--------------------------------------------------------------------
Accrued investment income                                                31,128        31,087
--------------------------------------------------------------------
Assets held in separate accounts                                      1,060,923       816,829
--------------------------------------------------------------------
Amounts recoverable from reinsurers                                      91,364        87,337
--------------------------------------------------------------------
Goodwill                                                                109,512       109,512
--------------------------------------------------------------------
Other intangible assets                                                 119,393       130,689
--------------------------------------------------------------------
Other assets                                                             43,886        31,666
------------------------------------------------------------------   ----------    ----------
Total Assets                                                         $3,999,238    $3,735,548
------------------------------------------------------------------   ==========    ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                 $1,147,362    $1,125,098
--------------------------------------------------------------------
 Contractholder funds                                                 1,099,244     1,074,817
------------------------------------------------------------------   ----------    ----------
Total Insurance and Investment Contract Liabilities                   2,246,606     2,199,915
--------------------------------------------------------------------
Liabilities related to separate accounts                              1,060,923       816,829
--------------------------------------------------------------------
Federal income taxes                                                     45,719        45,898
--------------------------------------------------------------------
Other liabilities                                                        55,473        90,347
------------------------------------------------------------------   ----------    ----------
Total Liabilities                                                     3,408,721     3,152,989
--------------------------------------------------------------------
                                                                     ----------    ----------
Shareholder's Equity:
Common stock -- $100 par value,
  authorized, issued, and outstanding shares -- 20,000
  (owned by The Lincoln National Life Insurance Company)                  2,000         2,000
------------------------------------------------------------------
Retained earnings                                                       564,343       542,990
--------------------------------------------------------------------
Accumulated other comprehensive income:
 Net unrealized gain on securities available-for-sale                    24,218        37,613
--------------------------------------------------------------------
 Minimum pension liability adjustment                                       (44)          (44)
------------------------------------------------------------------   ----------    ----------
Total Accumulated Other Comprehensive Income                             24,174        37,569
------------------------------------------------------------------   ----------    ----------
Total Shareholder's Equity                                              590,517       582,559
------------------------------------------------------------------   ----------    ----------
Total Liabilities and Shareholder's Equity                           $3,999,238    $3,735,548
------------------------------------------------------------------   ==========    ==========

See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                          Periods Ended September 30,
                                                                       Three Months        Nine Months
                                                                     ----------------  ------------------
                                                                       2005     2004     2005      2004
                                                                     -------  -------  --------  --------
                                                                                (000s omitted)
                                                                     ------------------------------------
                                                                        (Unaudited)        (Unaudited)
Revenue:
Insurance premiums                                                   $ 1,743  $ 2,423  $  6,032  $  8,306
---------------------------------------------------------------------
Insurance fees                                                        20,182   17,039    56,985    51,759
---------------------------------------------------------------------
Net investment income                                                 34,749   34,496   103,646   103,316
---------------------------------------------------------------------
Realized loss on investments                                          (1,331)  (2,264)   (2,406)   (4,302)
---------------------------------------------------------------------
Other revenue and fees                                                   257      196       635       606
-------------------------------------------------------------------- -------  -------  --------  --------
Total Revenue                                                         55,600   51,890   164,892   159,685
---------------------------------------------------------------------
                                                                     -------  -------  --------  --------

Benefits and Expenses:
Benefits                                                              30,521   29,444    89,953    88,179
---------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses               17,386   17,107    43,191    42,690
-------------------------------------------------------------------- -------  -------  --------  --------
Total Benefits and Expenses                                           47,907   46,551   133,144   130,869
-------------------------------------------------------------------- -------  -------  --------  --------
Income before Federal Income Taxes and Cumulative Effect of
  Accounting Change                                                    7,693    5,339    31,748    28,816
---------------------------------------------------------------------
Federal income taxes                                                   2,477    1,734    10,486     9,678
-------------------------------------------------------------------- -------  -------  --------  --------
Income before Cumulative Effect of Accounting Change                   5,216    3,605    21,262    19,138
---------------------------------------------------------------------
Cumulative Effect of Accounting Change (net of Federal income taxes)      --       --        --        91
-------------------------------------------------------------------- -------  -------  --------  --------
Net Income                                                           $ 5,216  $ 3,605  $ 21,262  $ 19,229
-------------------------------------------------------------------- =======  =======  ========  ========

See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                              Nine Months Ended
                                                                September 30,
                                                               2005      2004
                                                             --------  --------
                                                               (000s omitted)
                                                             ------------------
                                                                 (Unaudited)
Common Stock:
Balance at beginning and end of period                       $  2,000  $  2,000
-------------------------------------------------------------
                                                             --------  --------

Retained Earnings:
Balance at beginning-of-year                                  542,990   512,783
-------------------------------------------------------------
Comprehensive income                                            7,867    17,712
-------------------------------------------------------------
Less other comprehensive income (loss):
 Net unrealized gain (loss) on securities available-for-sale  (13,395)   (1,517)
------------------------------------------------------------ --------  --------
Net Income                                                     21,262    19,229
-------------------------------------------------------------
Capital contributions for LNC stock compensation plans             91       120
------------------------------------------------------------ --------  --------
Balance at September 30                                       564,343   532,132
-------------------------------------------------------------
                                                             --------  --------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                   37,613    39,820
-------------------------------------------------------------
Change during the period                                      (13,395)   (1,517)
------------------------------------------------------------ --------  --------
Balance at September 30                                        24,218    38,303
------------------------------------------------------------ --------  --------

Minimum Pension Liability Adjustment:
Balance at beginning and end of period                            (44)       (5)
------------------------------------------------------------ --------  --------
Total Shareholder's Equity at September 30                   $590,517  $572,430
------------------------------------------------------------ ========  ========

See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                                                    Nine Months Ended
                                                                                      September 30,
                                                                                     2005       2004
                                                                                  ---------  ---------
                                                                                     (000s omitted)
                                                                                  --------------------
                                                                                       (Unaudited)
Cash Flows from Operating Activities:
Net income                                                                        $  21,262  $  19,229
----------------------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
 Deferred acquisition costs                                                         (23,757)   (17,253)
----------------------------------------------------------------------------------
 Premiums and fees receivable                                                          (576)       481
----------------------------------------------------------------------------------
 Accrued investment income                                                              (41)    (1,540)
----------------------------------------------------------------------------------
 Policy liabilities and accruals                                                    (24,956)   (15,594)
----------------------------------------------------------------------------------
 Contractholder funds                                                                19,529     34,973
----------------------------------------------------------------------------------
 Cumulative effect of accounting change                                                  --       (140)
----------------------------------------------------------------------------------
 Amounts recoverable from reinsurers                                                 (4,027)   (15,775)
----------------------------------------------------------------------------------
 Federal income taxes                                                                 7,325       (240)
----------------------------------------------------------------------------------
 Stock-based compensation expense                                                        84        104
----------------------------------------------------------------------------------
 Amortization of other intangible assets                                             11,296     11,620
----------------------------------------------------------------------------------
 Amortization of deferred gain                                                         (310)      (341)
----------------------------------------------------------------------------------
 Realized loss on investments                                                         2,406      4,302
----------------------------------------------------------------------------------
 Other                                                                               13,097     18,088
--------------------------------------------------------------------------------- ---------  ---------
Net Adjustments                                                                          70     18,685
--------------------------------------------------------------------------------- ---------  ---------
Net Cash Provided by Operating Activities                                            21,332     37,914
--------------------------------------------------------------------------------- ---------  ---------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                                         (207,230)  (259,823)
----------------------------------------------------------------------------------
 Sales                                                                               33,116     62,583
----------------------------------------------------------------------------------
 Maturities                                                                         123,408    125,232
----------------------------------------------------------------------------------
Purchase of other investments                                                       (33,807)   (40,702)
----------------------------------------------------------------------------------
Sale or maturity of other investments                                                19,089     29,024
----------------------------------------------------------------------------------
Other                                                                               (31,273)     1,396
--------------------------------------------------------------------------------- ---------  ---------
Net Cash Used in Investing Activities                                               (96,697)   (82,290)
--------------------------------------------------------------------------------- ---------  ---------

Cash Flows from Financing Activities:
Universal life and investment contract deposits                                     179,446    188,063
----------------------------------------------------------------------------------
Universal life and investment contract withdrawals                                 (134,110)  (115,464)
----------------------------------------------------------------------------------
Investment contract transfers                                                       (12,236)   (37,385)
----------------------------------------------------------------------------------
Common stock issued for benefit plans                                                    --       (103)
--------------------------------------------------------------------------------- ---------  ---------
Net Cash Provided by Financing Activities                                            33,100     35,111
--------------------------------------------------------------------------------- ---------  ---------
Net Decrease in Cash and Invested Cash                                              (42,265)    (9,265)
----------------------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                                          49,757     36,374
--------------------------------------------------------------------------------- ---------  ---------
Cash and Invested Cash at September 30                                            $   7,492  $  27,109
--------------------------------------------------------------------------------- =========  =========

See notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------
1. Basis of Presentation

Lincoln Life and Annuity Company of New York ("the Company" which also may be referred to as "we" or "us") is a wholly owned subsidiary of the Lincoln National Life Insurance Company ("LNL"), which is a wholly owned subsidiary of Lincoln National Corporation ("LNC"). The Company's principal businesses consist of underwriting annuities and life insurance through multiple distribution channels. The Company conducts business only in the state of New York. Operations are divided into two business segments: Lincoln Retirement and Life Insurance. These unaudited statements have been prepared in conformity with accounting principals generally accepted in the United States ("GAAP"). In the opinion of management, these statements include all normal recurring adjustments necessary for a fair presentation of the results. These financial statements should be read in conjunction with the financial statements and the accompanying notes for the year ended December 31, 2004, which are incorporated by reference into the Forms N-4 and N-6 containing these financial statements ("Audited Financial Statements"). Certain amounts reported in prior years have been reclassified to conform to the 2005 presentation. These reclassifications had no effect on net income or shareholder's equity of the prior years.

Operating results for the three and nine months ended September 30, 2005 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2005.

--------------------------------------------------------------------------------
2. Change in Accounting Principle and New Accounting Pronouncements

SFAS No. 123(r) -- Accounting for Share-Based Payment

In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(r)"), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation." SFAS 123(r) requires recognition in the income statement of all share-based payments to employees based on their fair values. We had previously adopted the retroactive restatement method under SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure" and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

We currently use the Black-Scholes formula to estimate the value of stock options granted to employees. We are evaluating the use of other acceptable option valuation models upon the required adoption of SFAS 123(r). SFAS 123(r) also requires the reporting of the benefits of tax deductions in excess of recognized compensation as financing cash flow rather than as an operating cash flow. In April 2005, the Securities and Exchange Commission ("SEC") deferred required implementation to January 1, 2006. We do not expect adoption of SFAS 123(r) to have a material effect on our results of operations, operating cash flows or financial position.

EITF 03-1 -- The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.

In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required the accrual of income on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The application of EITF 03-1 was to be effective for reporting periods beginning after June 15, 2004.

In September 2004, the FASB directed the FASB staff to issue further guidance on this topic in FASB Staff Position ("FSP") EITF No. 03-1-a, "Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1" ("FSP EITF 03-1-a"). On September 30, 2004, the FASB delayed the effective date of the accounting and measurement provisions of EITF 03-1 in order to consider the further guidance included in FSP EITF 03-1-a. However, the disclosure requirements and the definition of other-than-temporary impairment ("OTTI") included in EITF 03-1 were not delayed, and accordingly we made the appropriate disclosures and utilized the definition of OTTI to evaluate all securities within the scope of EITF 03-1.

In November 2005, the FASB issued proposed FSP EITF 03-1-a, but retitled as FSP FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP FAS 115-1"). The guidance in FSP FAS 115-1 nullifies the accounting and measurement provisions of EITF 03-1, references existing OTTI guidance, and supersedes EITF Topic No. D-44 "Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value." FSP FAS 115-1 will be applied prospectively and is effective for reporting periods beginning after December 15, 2005. Our existing policies for recognizing an OTTI are consistent with the guidance in FSP FAS 115-1, therefore we do not expect the adoption of FSP FAS 115-1 to have an effect on our financial condition or results of operations

Statement of Position 03-1

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP").

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as Guaranteed Minimum Death

Lincoln Life & Annuity Company of New York

2. Change in Accounting Principle and New Accounting Pronouncements (continued)

Benefits ("GMDB"), and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts. The Company implemented the provisions of the SOP as of January 1, 2004. Adjustments arising from implementation were not material and have been recorded in net income as a cumulative effect of accounting change.

Statement of Position 05-1

In September 2005, the AcSEC of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for DAC on internal replacements other than those described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract,
(b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a replaced contract. Depending on the classification of the replacement contract and the type of benefit or feature added, SOP 05-1 provides guidance on how to account for the replaced contract's DAC, other deferred balances and the amortization of the deferrals. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are currently evaluating the potential effects of SOP 05-1 on our financial condition and results of operations.

--------------------------------------------------------------------------------
3. Federal Income Taxes

The effective tax rate is lower than the prevailing corporate federal income tax rate principally from tax-preferred investment income. The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

--------------------------------------------------------------------------------
4. Supplemental Financial Data

A rollforward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                        Nine Months
                                                           Ended
                                                       September 30,
                                                       2005    2004
                                                      ------  ------
                                                       (in millions)
                                                      --------------
           Balance at beginning-of-period............ $ 82.0  $ 57.4
           Deferral..................................   35.2    26.9
           Amortization..............................  (11.4)  (11.4)
           Adjustments related to realized gains
            (losses) on securities available-for-sale   (2.0)   (0.4)
           Adjustments related to unrealized gains
            (losses) on securities available-for-sale   20.0    (0.1)
           Cumulative effect of accounting change....     --    (0.1)
                                                      ------  ------
           Balance at end-of-period.................. $123.8  $ 72.3
                                                      ======  ======

Realized gains and losses on investments on the Statements of Income for the nine months ended September 30, 2005 and 2004 are net of amounts amortized against deferred acquisition costs of $2.0 million and $0.4 million, respectively. In addition, realized gains and losses for the nine months ended September 30, 2005 and 2004 are net of adjustments made to policyholder reserves, which were not material for the nine months ended September 30, 2005 and 2004. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                       Three Months    Nine Months
                                           Ended          Ended
                                       September 30,  September 30,
                                        2005   2004   2005    2004
                                       -----  -----  ------  ------
                                               (in millions)
                                       ----------------------------
            Commissions............... $ 8.5  $ 6.3  $ 24.1  $ 16.2
            Other volume related
             expenses.................   5.2    5.6    17.4    11.2
            Operating and
             administrative
             expenses.................   4.3    4.4    10.4    17.1
            Deferred acquisition costs
             net of amortization......  (7.4)  (6.9)  (23.8)  (17.3)
            Other intangibles
             amortization.............   6.1    6.4    11.3    11.6
            Taxes, licenses and fees..   0.7    1.2     3.0     3.5
            Restructuring charges.....    --    0.1     0.8     0.4
                                       -----  -----  ------  ------
            Total..................... $17.4  $17.1  $ 43.2  $ 42.7
                                       =====  =====  ======  ======

Lincoln Life & Annuity Company of New York

4. Supplemental Financial Data (continued)


The carrying amount of goodwill by reportable segment as of September 30, 2005 and December 31, 2004 was as follows:

                                    September 30, December 31,
                                        2005          2004
                                    ------------- ------------
                                          (in millions)
                                    --------------------------
                 Life Insurance....    $ 92.8        $ 92.8
                 Lincoln Retirement      16.7          16.7
                                       ------        ------
                 Total.............    $109.5        $109.5
                                       ======        ======

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization by segment are as follows:

                                          As of              As of
                                     September 30, 2005 December 31, 2004
                                     ------------------ ----------------
                                               Accumu-            Accumu-
                                      Gross     lated    Gross     lated
                                     Carrying  Amorti-  Carrying  Amorti-
                                      Amount   zation    Amount   zation
                                     --------  -------  --------  -------
                                               (in millions)
                                     -----------------------------------
          Present value of in-force:
            Lincoln Retirement......  $ 48.1    $24.9    $ 48.1    $20.9
            Life Insurance..........   167.3     71.1     167.3     63.8
                                      ------    -----    ------    -----
          Total.....................  $215.4    $96.0    $215.4     84.7
                                      ======    =====    ======    =====

The aggregate amortization for intangible assets for the three months ended September 30, 2005 and 2004 was $6.1 million and $6.4 million, respectively. Aggregate amortization expense for other intangible assets for the nine months ended September 30, 2005 and 2004 was $11.3 million and $11.6 million, respectively.

Future estimated amortization of other intangible assets is as follows (in millions):

              Remainder of 2005-$ 2.1 2006-$10.9       2007-$10.7
                           2008-$11.5 2009-$11.6 Thereafter-$72.6

A rollforward of the present value of insurance business acquired included in other intangible assets is as follows:

                                           September 30, December 31,
                                               2005          2004
                                           ------------- ------------
                                                 (in millions)
                                           -------------------------
           Balance at beginning of period.    $130.7        $144.3
           Interest accrued on unamortized
            balance (Interest rates range
            from 5% to 7%)................       4.4           4.4
           Amortization...................     (15.7)        (18.0)
                                              ------        ------
               Balance at end of period...    $119.4        $130.7
                                              ======        ======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                        September 30, December 31,
                                            2005          2004
                                        ------------- ------------
                                              (in millions)
                                        --------------------------
              Premium deposit funds....   $1,040.6      $1,018.7
              Undistributed earnings on
               participating business..        8.8          10.0
              Other....................       49.8          46.1
                                          --------      --------
              Total....................   $1,099.2      $1,074.8
                                          ========      ========

--------------------------------------------------------------------------------
5. Restrictions, Commitments and Contingencies

Statutory Restrictions

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Dividends cannot be declared by State of New York insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2005 or 2004.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. Like others in the industry, LNC has received inquiries including requests for information and/or subpoenas from various authorities including the SEC, the National Association of Securities Dealers ("NASD") and the New York Attorney General, as well as notices of potential proceedings from the SEC and NASD. The Company is in the process of responding to these inquiries, and in some cases has settled or is in the process of settling certain of those inquiries and potential proceedings. We continue to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect the Company's financial position.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or

Lincoln Life & Annuity Company of New York

5. Restrictions, Commitments and Contingencies (continued)

requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the Company's results of operations or financial position.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves

We issue variable contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of GMDB features and a guaranteed minimum withdrawal benefit ("GMWB"). The GMDB features generally include those where we contractually guarantee that the contractholder receives (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or
(c) the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following such contract anniversary.

The following table provides information on the GMDB features outstanding at September 30, 2005 and December 31, 2004. (Note that our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the respective balance sheet dates.

                                        September 30, December 31,
                                            2005          2004
                                        ------------- ------------
                                          In the Event of Death
                                        --------------------------
                                          (dollars in billions)
                                        --------------------------
             Return of net deposit
               Account value...........    $926.3        $809.0
               Net amount at risk......       0.6           0.8
               Average attained age of
                contractholders........        48            48

                                          September 30, December 31,
                                              2005          2004
                                          ------------- ------------
                                            In the Event of Death
                                          -------------------------
                                            (dollars in billions)
                                          -------------------------
            Return of net deposits plus a
             minimum return
              Account value..............    $  0.2        $  0.2
              Net amount at risk.........       0.1           0.1
              Average attained age of
               contractholders...........        75            74
              Guaranteed minimum
               return....................         5%            5%
            Highest specified anniversary
             account value minus
             withdrawals post anniversary
              Account value..............    $576.9        $453.9
              Net amount at risk.........       3.7           5.0
              Average attained age of
               contractholders...........        63            63

Approximately $305.5 million and $154.0 million of separate account values at September 30, 2005 and December 31, 2004 were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" resulting in the guarantees being recognized at fair value, with changes in fair value reported in net income.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
7. Segment Information

The Company has two business segments: Lincoln Retirement and Life Insurance.

The following tables show financial data by segment:

                                     Three Months    Nine Months
                                         Ended          Ended
                                     September 30,  September 30,
                                      2005   2004   2005    2004
                                     -----  -----  ------  ------
                                             (in millions)
                                     ----------------------------
             Revenue:
             Segment Operating
              Revenue:
               Lincoln Retirement... $21.7  $19.2  $ 62.2  $ 57.4
               Life Insurance.......  35.0   34.8   104.6   106.1
             Other operations.......   0.2    0.2     0.5     0.5
             Net realized investment
              results...............  (1.3)  (2.3)   (2.4)   (4.3)
                                     -----  -----  ------  ------
                 Total.............. $55.6  $51.9  $164.9  $159.7
                                     =====  =====  ======  ======

                                            Three Months   Nine Months
                                                Ended         Ended
                                            September 30, September 30,
                                             2005   2004   2005   2004
                                            -----  -----  -----  -----
                                                   (in millions)
                                            --------------------------
         Net Income (Loss):
         Segment Income from Operations:
           Lincoln Retirement.............. $ 1.9  $ 1.2  $ 6.8  $ 4.8
           Life Insurance..................   3.4    3.3   14.4   15.4
         Other Operations..................   0.8    0.6    2.1    2.0
         Other Items.......................    --   (0.1)  (0.5)  (0.3)
         Net Realized investment results...  (0.9)  (1.4)  (1.5)  (2.8)
                                            -----  -----  -----  -----
           Income before cumulative effect
            of accounting change...........   5.2    3.6   21.3   19.1
         Cumulative effect of accounting
          change...........................    --     --     --    0.1
                                            -----  -----  -----  -----
         Net Income........................ $ 5.2  $ 3.6  $21.3  $19.2
                                            =====  =====  =====  =====

--------------------------------------------------------------------------------
8. Restructuring Charges

All restructuring charges recorded by the Company are included in underwriting, acquisition, insurance and other expenses on the Statements of Income in the years incurred.

2003 Restructuring
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization has significantly reduced operating expenses while positioning LNL for future growth. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. Pre-tax restructuring plan charges related to the Life Insurance and Lincoln Retirement segments were $0.4 million for the nine months ended September 30, 2004. No restructuring charges were incurred in the first nine months of 2005. Additional amounts expended that do not qualify as restructuring charges were $0.7 million for 2004. There were no amounts expended that do not qualify as restructuring in the first nine months of 2005.

--------------------------------------------------------------------------------
9. Subsequent Event

On October 9, 2005, LNC entered into an agreement to merge with Jefferson-Pilot Corporation. Jefferson-Pilot, through its subsidiaries, offers full lines of individual and group life insurance products, annuity and investment products, and it operates television and radio stations.

               Lincoln Life & Annuity Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

     2. Part B

     The following unaudited financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities (unaudited) - September 30, 2005 Statement of Operations (unaudited) - Nine months ended September 30, 2005 Statements of Changes in Net Assets (unaudited) - Nine months ended
        September 30, 2005
     Notes to Financial Statements (unaudited)- September 30, 2005

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

     Statement of Assets and Liabilities - December 31, 2004
     Statement of Operations - Year ended December 31, 2004
     Statements of Changes in Net Assets - Years ended December 31, 2004 and
        2003
     Notes to Financial Statements - December 31, 2004
     Report of Independent Registered Public Accounting Firm


     3. Part B

     The following unaudited financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement.

     Balance Sheets (unaudited) - September 30, 2005 and December 31, 2004 Statements of Income (unaudited) - For the Three-Month and Nine-Month
        Periods ended September 30, 2005 and 2004
     Statements of Shareholder's Equity (unaudited) - For the Three-Month and
        Nine-Month Periods ended September 30, 2005 and 2004
     Statements of Cash Flows (unaudited) - For the Three-Month and
        Nine-Month Periods ended September 30, 2005 and 2004
     Notes to Financial Statements (unaudited) - September 30, 2005

     The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

     Balance Sheets - December 31, 2004 and 2003
     Statements of Income - Years ended December 31, 2004, 2003, and 2002 Statements of Shareholder's Equity - Years ended December 31, 2004, 2003, and 2002
     Statements of Cash Flows - Years ended December 31, 2004, 2003, and 2002 Notes to Financial Statements - December 31, 2004
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

   (1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

   (2) Not Applicable.

   (3) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

   (4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-92298) filed on October 8, 2002.

     (b) Contract Specifications Page for Return of Premium death benefit incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-92298) filed on September 22, 2003.

     (c) Enhanced Guaranteed Minimum Death Benefit (EGMDB) Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-92298) filed on July 12, 2002.

     (d) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (e) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (f) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (g) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (h) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (i) Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-92298) filed on April 17, 2003.

     (j) Variable Annuity Rider (32793A-NY 5/03) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-92298) filed on September 22, 2003.

     (k) Variable Annuity Contract (30070A NY 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

     (l) Contract Specifications (CD NYAL3A) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

     (m) Guaranteed Accumulation Values (NY ALSH GV 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-92298) filed on April 8, 2004.

     (n) Form of Variable Annuity Rider (32793HWM-A-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-92298) filed on December 20, 2004..

     (o) Form of Contract Specification Page for Account Value Death Benefit (CDNYAL3B 6/05) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

     (p) Form of Variable Annuity Income Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

     (q) Form of Variable Annuity Income Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

     (r) Form of Contract Benefit Data for GIB (CBNY-ALSH-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

     (s) Form of Contract Benefit Data for GIB (CBNY-ALSH-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

     (t) Form of Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

     (u) Form of Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

     (v) Form of Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

     (w) Form of Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (5) (a) Application incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-92298) filed on April 8, 2004.

     (b) Application for fee-based option (30070-APPNY-1 ALSAFB 7/05) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

   (6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

   (7) Not Applicable.

   (8)(a) Form of Services Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

     (b) Amended and Restated Administrative Services Agreement between The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

     (c) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-92298) filed on April 22, 2005.

   (9) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-92298) filed on October 8, 2002.

  (10) Consent of Independent Registered Public Accounting Firm

  (11) Not Applicable

  (12) Not Applicable

  (13) Not Applicable

  (14) Not Applicable

  (15) Organizational Chart of The Lincoln National Insurance Holding Company System.

  (16)(a) Power of Attorney - Principal Officers and Directors of Lincoln
        Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-10805) filed April 12, 2005.

     (b) Power of Attorney - Frederick J. Crawford - incorporated herein by reference to Post-Effective Amednment No. 14 (File No. 333-38007) filed on August 18, 2005.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                Positions and Offices with Depositor
---------------------------------   -----------------------------------------------------------------------
J. Patrick Barrett                  Director
Chairman and CEO
Carpat Investments
4605 Watergap
Manlius, NY 13104
Robert D. Bond**                    Director
Jon A. Boscia***                    Director
Donna D. DeRosa****                 Director and Assistant Secretary
Christine S. Frederick****          Second Vice President and Chief Compliance Officer
John H. Gotta****                   President, Assistant Secretary and Director
Barbara S. Kowalczyk***             Director and Chairperson of the Investment Committee
M. Leanne Lachman                   Director
President
Lachman Associates LLC
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Skytop Office Building
Skytop Road
Syracuse, NY 13244-5300
Gary W. Parker****                  Second Vice President and Director
Ron J. Ponder                       Director
Executive Vice President and CIO
WellPoint Health Networks, Inc.
120 Monument Circle
Indianapolis, IN 46204
Jill S. Ruckelshaus                 Director
1015 Evergreen Point Road
Post Office Box 76
Medina, WA 98039
Robert O. Sheppard*                 Second Vice President and General Counsel
Michael S. Smith**                  Director
Eldon J. Summers**                  Treasurer
Rise' C.M. Taylor**                 Second Vice President and Assistant Treasurer
Peter L. Witkewiz**                 Second Vice President, Chief Financial Officer and Assistant Treasurer
C. Suzanne Womack***                Secretary

* Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY
   13202

** Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

*** Principal business address is Center Square West Tower, 1500 Market Street, Suite 2900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of December 31, 2005 there were 3,967 contract owners under Account H.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Advisors Corporation currently serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors


Name                        Positions and Offices with Underwriter
-------------------------   --------------------------------------------------
Robert W. Dineen*           Chief Executive Officer, President and Director
Casey Trumble*              Senior Vice President and Chief Financial Officer
Sanford B. Axelroth*        Senior Vice President and Director
Ken Wagner*                 Vice President and Chief Compliance Officer
Duane L. Bernt***           Vice President and Treasurer
Patricia A. Daly*           Vice President and General Counsel
Marilyn K. Ondecker****     Secretary
Lucy D. Gase****            Vice President, Assistant Secretary and Director

* Principal Business address is 2005 Market Street, 34th Floor, Philadelphia, PA 19103

** Principal Business address is 350 Church Street, Hartford, CT 06103

*** Principal Business address is 1500 Market Street, Suite 3900,
Philadelphia, PA 19102

**** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (Lincoln Life), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Delaware Management Holdings, Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
    (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 27th day of January, 2006.

      Lincoln Life & Annuity Variable Annuity Account H (Registrant)
      American Legacy Shareholder's Advantage
      By:   /s/Rise' C. M. Taylor
            ------------------------------------
            Rise' C.M. Taylor
            Second Vice President, Lincoln Life & Annuity Company of
            New York
            (Title)

      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Gary W. Parker
            ------------------------------------
            Gary W. Parker
            (Signature-Officer of Depositor)
            Second Vice President, Lincoln Life & Annuity Company of
            New York
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on January 27, 2006.


Signature                           Title
*                                   President and Director
------------------------------      (Principal Executive Officer)
John A. Gotta
*                                   Second Vice President and Chief Financial
------------------------------      Officer (Principal Financial Officer and
Peter L. Witkewiz                   Principal Accounting Officer)

*                                   Director
------------------------------
J. Patrick Barrett
*                                   Director
------------------------------
Robert D. Bond
*                                   Director
------------------------------
Jon A. Boscia
*                                   Director
------------------------------
Donna D. DeRosa
*                                   Director
------------------------------
Barbara S. Kowalczyk
*                                   Director
------------------------------
M. Leanne Lachman
*                                   Director
------------------------------
Louis G. Marcoccia

*                                   Director
 ---------------------------
 Gary W. Parker
*                                   Director
------------------------------
Ron J. Ponder
*                                   Director
------------------------------
Jill S. Ruckelshaus
*                                   Director
------------------------------
Michael S. Smith

*By:/s/ Rise' C. M. Taylor          Pursuant to a Power of Attorney
 ---------------------------
  Rise' C. M. Taylor